Goodwill And Other Intangibles - Schedule Of Changes In The Carrying Amount Of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 7,299,354	$ 4,729,395	$ 7,299,354
Measurement period adjustments					93,634
Effect of currency translation on gross balance				40,454	3,336
Effect of currency translation on accumulated impairment				(31,023)	9,421
Goodwill impairment charges				(288,744)	(2,676,350)
Goodwill, ending balance	$ 7,299,354			4,450,082	4,729,395	$ 7,299,354
U.S. Generic Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, beginning balance			5,789,934	3,531,301	5,789,934
Measurement period adjustments					83,916
Effect of currency translation on gross balance				0	0
Effect of currency translation on accumulated impairment				0	0
Goodwill impairment charges				0	(2,342,549)	(181,000)
Goodwill, ending balance	5,789,934			3,531,301	3,531,301	5,789,934
U.S. Branded Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, beginning balance			1,002,776	1,009,248	1,002,776
Measurement period adjustments					8,352
Effect of currency translation on gross balance				0	0
Effect of currency translation on accumulated impairment				0	0
Goodwill impairment charges	6,500	$ (680,000)	(5,500)	(180,430)	(1,880)
Goodwill, ending balance	1,002,776			828,818	1,009,248	1,002,776
International Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 506,644	188,846	506,644
Measurement period adjustments					1,366
Effect of currency translation on gross balance				40,454	3,336
Effect of currency translation on accumulated impairment				(31,023)	9,421
Goodwill impairment charges				(108,314)	(331,921)
Goodwill, ending balance	$ 506,644			$ 89,963	$ 188,846	$ 506,644